Loans (Schedule of Movement in Liabilities Deriving from Financing Activities) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about borrowings [line items]
Balance, Beginning	€ 356,194		€ 280,893
Changes from financing cash flows
Proceeds from issue of debentures			71,398
Repayment of debentures	(19,764)	$ (21,078)	(30,730)	€ (26,923)
Receipt of loans	215,170		32,947
Repayment of loans	(153,751)		(27,587)
Accrued interest	2,488		2,598
Linkage	2,029
Transaction costs related to borrowings	(3,082)		10,545
Issuance of capital note to non-controlling interest	(3,958)
Total net financing cash flows	395,326		340,064
Effect of changes in foreign exchange rates	(11,035)		16,130
Balance, Ending	384,291		356,194	280,893
Loans and borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Balance, Beginning	218,895		198,169
Changes from financing cash flows
Proceeds from issue of debentures			0
Repayment of debentures	0		0
Receipt of loans	215,170		32,947
Repayment of loans	(153,751)		(27,587)
Accrued interest	2,488		2,598
Linkage	2,029
Transaction costs related to borrowings	(3,861)		9,978
Issuance of capital note to non-controlling interest	(3,958)
Total net financing cash flows	277,012		216,105
Effect of changes in foreign exchange rates	(3,149)		2,790
Balance, Ending	273,863		218,895	198,169
Convertible debentures [Member]
Disclosure of detailed information about borrowings [line items]
Balance, Beginning	137,299		82,724
Changes from financing cash flows
Proceeds from issue of debentures			71,398
Repayment of debentures	(19,764)		(30,730)
Receipt of loans	0		0
Repayment of loans	0		0
Accrued interest	0		0
Linkage	0
Transaction costs related to borrowings	779		567
Issuance of capital note to non-controlling interest	0
Total net financing cash flows	118,314		123,959
Effect of changes in foreign exchange rates	(7,886)		13,340
Balance, Ending	€ 110,428		€ 137,299	€ 82,724